Subsequent events	6 Months Ended
Jun. 30, 2022
Subsequent events
8.	Subsequent events:

The Corporation has evaluated subsequent events through August 12, 2022, the date the financial statements were authorized for issuance by the Audit Committee of the Board of Directors.  The Corporation has determined there are no subsequent events.